UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from April 11, 2007 to May 8, 2007

Commission File Number of issuing entity: 333-139944-01

HOLMES MASTER ISSUER PLC

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-139944

HOLMES FUNDING LIMITED

(Exact name of depositor as specified in its charter)

ABBEY NATIONAL PLC

(Exact name of sponsor as specified in its charter)

England and Wales

(State or other jurisdiction of incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification No.)

Abbey National House

2 Triton Square

Regent’s Place

London   NW1 3AN

United Kingdom

(Address of principal executive offices of the issuing entity)

+44 (0)20 7612 4000

(Telephone number, including area code)

None

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
Title of class				(If Section 12(b))
Series 2007-1, Class 1A1	[___]	[___]	☒	None
Series 2007-1, Class 2A	[___]	[___]	☒	None
Series 2007-1, Class 3A1	[___]	[___]	☒	None

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Series 2007-1, Class 4A	[___]	[___]	☒	None
Series 2007-1, Class 1B1	[___]	[___]	☒	None
Series 2007-1, Class 1C1	[___]	[___]	☒	None
Series 2007-1, Class 2C1	[___]	[___]	☒	None

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X. No ......

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PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

A distribution was made on May 16, 2007 by the Bank of New York, as principal paying agent on behalf of the issuing entity, to the holders of the notes listed above.

The description of the distribution and pool performance for the distribution period from April 11, 2007 to May 8, 2007 is provided in the monthly statement attached as Exhibit 99.1 to this Form 10-D.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in (a) the Prospectus Supplement relating to the Series 2007-1 notes dated March 27, 2007 (the “2007-1 Prospectus Supplement”) and the related Prospectus dated March 21, 2007 (together with the 2007-1 Prospectus Supplement, the “2007-1 Prospectus”) of Holmes Master Issuer plc (the “issuing entity”) filed with the Securities and Exchange Commission (the “SEC”) on March 27, 2007 pursuant to Rule 424(b)(5) under the Securities Act of 1933, as amended (the “Securities Act”).

PART II – OTHER INFORMATION

Item 7. Significant Enhancement Provider Information.

The financial information of Credit Suisse Credit Suisse (USA) Inc. required to be provided pursuant to Item 1115(b) of Regulation AB is attached as exhibit 99.2 to this Form 10-D.

We hereby incorporate the following documents , which have been filed with or furnished to the SEC, into this Form 10-D:

•	the consolidated financial statements of HSBC USA Inc. for the three-month period ended March 31, 2007, which was filed on Form 10-Q with the SEC on May 14, 2007 under File Number 1-7436
•

the consolidated financial statements of Deutsche Bank AG and its subsidiaries as of December 31, 2006, which are included in Deutsche Bank AG’s Annual Report on Form 20-F for the year ended December 31, 2006 and was filed with the SEC on March 27, 2007 under File Number 1-15242

Item 9. Exhibits.

Exhibit No.	Description
99.1	Monthly Statement to Noteholders
99.2	Consolidated financial statements of Credit Suisse (USA) Inc & Subsidiaries

SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Holmes Funding Limited, as depositor
Date: 30th May 2007	By: /s/ Jessica Petrie Name: Jessica Petrie Title: Authorised Signatory

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